SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION
                            OF THE LISTED PORTFOLIOS:


                              ---------------------


DWS Variable Series II
    DWS Balanced VIP
    DWS Technology VIP

________________________________________________________________________________



The following information replaces the existing disclosure in DWS Balanced VIP for Joseph Axtell and supplements the existing disclosure for DWS Technology VIP contained in the "Portfolio Ownership of Portfolio Managers" and "Conflicts of Interest" subsections under the "Management of the Fund" section of the Portfolios' Statement of Additional Information ("SAI"). All information or references to Julie Abbett in the "Fund Ownership of Portfolio Managers" and "Conflicts of Interest" subsections are hereby deleted.

Portfolio Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by each member of the Portfolio's portfolio management team in the Portfolio as well as in all DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of May 31, 2009.

DWS Balanced VIP

                                      Dollar Range of          Dollar Range of All
                                        Fund Shares              DWS Fund Shares
Name of Portfolio Manager                  Owned                      Owned
-------------------------                  -----                      -----

Michael Sieghart                             $0                  $10,001-$50,000
Andreas Wendelken                            $0                  $10,001-$50,000
Mark Schumann                                $0                  $10,001-$50,000

DWS Technology VIP

                                      Dollar Range of          Dollar Range of All
                                      Portfolio Shares         DWS Portfolio Shares
Name of Portfolio Manager                  Owned                      Owned
-------------------------                  -----                      -----

Frederic L. Fayolle                          $0                     $1-$10,000
Walter Holick                                $0                $500,001-$1,000,000

Because each Portfolio's portfolio managers are not resident in the US, they generally do not invest in US registered investment companies, such as the Portfolio, on account of US tax and other regulatory limitations applicable to foreign investors.

Conflicts of Interest

In addition to managing the assets of the Portfolios, the Portfolio's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Portfolio, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager.
Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of May 31, 2009.

Other SEC Registered Investment Companies Managed:

DWS Balanced VIP

                                                                           Number of
                                                                          Investment
                                     Number of      Total Assets of         Company       Total Assets of
                                    Registered         Registered        Accounts with     Performance-
                                    Investment         Investment        Performance-        Based Fee
Name of Portfolio Manager            Companies         Companies           Based Fee         Accounts
-------------------------            ---------         ---------           ---------         --------

Michael Sieghart                         0               $0                    0                $0
Andreas Wendelken                        0               $0                    0                $0
Mark Schumann                            0               $0                    0                $0

DWS Technology VIP

                                                                           Number of
                                                                          Investment
                                     Number of      Total Assets of         Company       Total Assets of
                                    Registered         Registered        Accounts with     Performance-
                                    Investment         Investment        Performance-        Based Fee
Name of Portfolio Manager            Companies         Companies           Based Fee         Accounts
-------------------------            ---------         ---------           ---------         --------

Frederic L. Fayolle                      0               $0                    0                $0
Walter Holick                            0               $0                    0                $0

Other Pooled Investment Vehicles Managed:

DWS Balanced VIP

                                                                           Number of
                                                                            Pooled
                                                                          Investment        Total Assets
                                    Number of                               Vehicle              of
                                      Pooled        Total Assets of      Accounts with      Performance-
                                    Investment           Pooled          Performance-        Based Fee
Name of Portfolio Manager            Vehicles     Investment Vehicles      Based Fee          Accounts
-------------------------            --------     -------------------      ---------          --------

Michael Sieghart                         3            $751,061,715             0                $0
Andreas Wendelken                        4          $2,159,116,755             0                $0
Mark Schumann                            2            $151,448,009             0                $0





DWS Technology VIP


                                                                           Number of
                                                                            Pooled
                                                                          Investment        Total Assets
                                    Number of                              Vehicle               of
                                      Pooled        Total Assets of      Accounts with      Performance-
                                    Investment           Pooled          Performance-        Based Fee
Name of Portfolio Manager            Vehicles     Investment Vehicles      Based Fee          Accounts
-------------------------            --------     -------------------      ---------          --------

Frederic L. Fayolle                      2          $68,894,466                2           $68,894,466
Walter Holick                            2          $363,512,175               0                $0

Other Accounts Managed:

DWS Balanced VIP

                                                                         Number of         Total Assets
                                                                           Other                of
                                      Number                           Accounts with       Performance-
                                     of Other      Total Assets of     Performance-         Based Fee
Name of Portfolio Manager            Accounts       Other Accounts       Based Fee           Accounts
-------------------------            --------       --------------       ---------           --------

Michael Sieghart                         0               $0                  0                $0
Andreas Wendelken                        0               $0                  0                $0
Mark Schumann                            0               $0                  0                $0

DWS Technology VIP

                                                                         Number of         Total Assets
                                                                           Other                of
                                      Number                           Accounts with       Performance-
                                     of Other      Total Assets of     Performance-         Based Fee
Name of Portfolio Manager            Accounts       Other Accounts       Based Fee           Accounts
-------------------------            --------       --------------       ---------           --------

Frederic L. Fayolle                      0               $0                  0                $0
Walter Holick                            0               $0                  0                $0





               Please Retain This Supplement for Future Reference


October 14, 2009